Acquisitions, investments, purchases of intangible assets and divestitures - Acquisitions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisitions, investments, purchases of intangible assets and divestitures
Acquisitions, investments and purchase of intangible assets, total purchase consideration	€ 2,297,173	€ 956,803	€ 682,676
Cash consideration, net of cash acquired	2,232,671	925,267	565,694
Assumed obligations and non-cash consideration	64,502	31,536	116,982
Acquisitions
Total acquisitions	2,224,599	280,643	638,307
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	2,160,097	249,965	521,325
Assumed obligations and non-cash consideration	64,502	30,678	€ 116,982
Goodwill	1,607,559	€ 328,702
Intangible assets acquired	685,047
Net income of acquiree since acquisition date	(68,599)
Revenue of acquiree since acquisition date	364,892
Increase in assets as a result of business combinations	€ 2,639,432